FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Financial assets measured at fair value
	December 31, 2018			December 31, 2017
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 3	Carrying value	Level 1	Level 3
Financial assets:
Marketable securities (Note 5)	$2,597	$2,597	$-	$4,277	$4,277	$-
Mineral property investments (Note 7)	4,417	-	4,417	4,417	-	4,417
Total	$7,014	$2,597	$4,417	$8,694	$4,277	$4,417

Financial instruments

At December 31, 2018	Amortized Cost (Financial assets)	FVTOCI(1)	Amortized Cost (Financial liabilities)	Total
Financial assets:
Cash and cash equivalents	$5,115	$-	$-	$5,115
Current accounts and other receivables	17	-	-	17
Marketable securities	-	2,597	-	2,597
Mineral property investments	-	4,417	-	4,417
Reclamation deposit	116	-	-	116
Total financial assets	$5,248	$7,014	$-	$12,262

Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$582	$582

At December 31, 2017	Amortized Cost (Financial assets)	FVTOCI(1)	Amortized Cost (Financial liabilities)	Total
Financial assets:
Cash and cash equivalents	$15,400	$-	$-	$15,400
Current accounts and other receivables	26	-	-	26
Marketable securities	-	4,277	-	4,277
Mineral property investments	-	4,417	-	4,417
Reclamation deposit	116	-	-	116
Total financial assets	$15,542	$8,694	$-	$24,236

Financial liabilities:
Accounts payable and accrued liabilities	$-	$-	$1,083	$1,083

(1)	The Company made an irrevocable election to reclassify marketable securities and mineral property investments fair value remeasurements from FVTPL to FVTOCI. As of December 31, 2018, there have been no remeasurements of mineral property investments.